OPERATING LEASE RIGHT-OF-USE ASSETS AND LIABILITIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events In Connection With Reissuance
Operating lease ROU assets, Beginning	$ 670,000	$ 32,781,000	$ 32,781,000
Amortization of operating lease ROU assets	(142,000)	(1,450,000)	(1,499,000)	$ (1,039,000)
Remeasurment of ROU asset	13,000
Operating lease ROU assets, Ending	541,000		670,000	32,781,000
Operating lease liabilities, Beginning	684,000	$ 35,070,000	35,070,000
Principal payments on operating lease liabilities	(145,000)		(4,172,000)
Remeasurment of lease liability	13,000
Operating lease liabilities, Ending	552,000		684,000	35,070,000
Less non-current portion	(346,000)		(477,000)	(32,854,000)
Current portion	$ 206,000		$ 207,000	$ 2,216,000